Consolidated Statements of Financial Position	Mar. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Current assets
Cash and cash equivalents	$ 1,873,021	$ 4,588,057	$ 1,110,889
Trade and other receivables	13,736,106	14,566,975	12,312,814
Current portion of prepaid expenses and other assets	2,287,443	2,355,350	1,326,319
Current portion of long-term receivables	471,909	397,060	445,213
Total current assets	18,368,479	21,907,442	15,195,235
Non-current assets
Prepaid expenses and other assets	165,698	622,577	1,011,847
Long-term receivables	992,732	343,371	2,091,059
Right-of-use assets	7,033,377	916,028	3,660,717
Property and equipment	564,253	649,403	506,387
Intangible assets	18,923,489	20,585,833	27,766,839
Goodwill	27,042,823	27,081,795	27,086,727
Total non-current assets	54,722,372	50,199,007	62,123,576
Total assets	73,090,851	72,106,449	77,318,811
Current liabilities
Bank indebtedness	4,710,549	3,460,109	976,779
Trade payables and accrued liabilities	17,079,919	12,421,309	12,924,256
Deferred revenue	4,694,450	2,811,408	1,771,120
Current portion of loans and borrowings	12,480,038	12,447,939	3,431,251
Current portion of convertible debentures	22,922,383	22,185,170	0
Warrant liabilities	6,060,782	8,880,038	710,924
Current portion of lease liabilities	453,855	410,674	835,472
Current portion of other liabilities		0	6,003,838
Current portion of business acquisition payable	1,389,094	1,398,972	1,594,297
Total current liabilities	69,791,070	64,015,619	28,247,937
Non-current liabilities
Convertible debentures	111,411	110,540	19,534,988
Lease liabilities	6,773,990	634,798	3,109,604
Loans and borrowings	646,137	767,662	9,721,049
Deferred income tax liabilities	1,407,503	2,291,057	4,168,905
Other liabilities		0	232,577
Business acquisition payable		0	845,232
Total liabilities	78,730,111	67,819,676	65,860,292
EQUITY (DEFICIT)
Share capital	118,275,850	118,195,363	83,120,611
Contributed surplus	11,408,263	11,040,751	8,518,476
Accumulative other comprehensive income	2,202,000	1,571,998	1,669,596
Deficit	(139,793,643)	(130,016,073)	(85,686,366)
Total shareholders' equity (deficit)	(7,907,530)	792,039	7,622,317
Non-controlling interest	2,268,270	3,494,734	3,836,202
Total equity (deficit)	(5,639,260)	4,286,773	11,458,519
Total liabilities and equity	$ 73,090,851	$ 72,106,449	$ 77,318,811